I:\COMMON\497FILNG.DOC

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VIA EDGAR
January 10, 1996


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:   First Variable Life Insurance Company
      Separate Account VL - Registration of Variable Life
        Insurance Contract Interests
      File No. 333-05053

Dear Sir/Madam:

On behalf of the above-captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the prospectus that would have been filed under Rule 497(b) does not differ in any substantial way from that contained in the Registrant's most recent Pre-Effective Amendment No. 1, which Amendment has been filed electronically.

If you have any questions, please feel free to contact the undersigned.

Sincerely,

/s/Arnold R. Bergman
Arnold R. Bergman
Vice President - Legal & Administration